SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (B) — 104.6%

CAYMAN ISLANDS — 43.0%
Apex Credit CLO, Ser 2017-1A, Cl E 10.675%, ICE LIBOR USD 3 Month + 6.350% 04/24/29 (A)(C)	$10,500,000	$9,030,000
Apex Credit CLO, Ser 2018-2A, Cl E 10.773%, ICE LIBOR USD 3 Month + 6.530% 10/20/31 (A)(C)	14,300,000	10,010,000
Apex Credit CLO, Ser 2018-2A, Cl F 13.223%, ICE LIBOR USD 3 Month + 8.980% 10/20/31 (A)(C)	7,600,000	3,800,000
Apex Credit CLO, Ser 2021-1A 10.000%, 07/18/34	2,000,000	1,680,000
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (C)(D)	23,307,000	10,255,080
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (C)(D)	25,270,000	20,595,050
Battalion CLO XX, Ser 2021-20A 07/15/34 (D)	22,303,000	17,730,885
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (D)	48,697,143	16,946,606
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (D)	10,450,000	2,090,000
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (C)(D)	21,904,000	3,066,560
Benefit Street Partners CLO IV 07/20/26 (C)(D)	42,166,000	17,288,060
Benefit Street Partners CLO V 10/20/26 (C)(D)	19,200,000	—
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/28 (C)(D)	36,680,000	14,305,200
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (C)(D)	43,330,000	21,231,700
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (C)(D)	43,816,000	29,282,233
Benefit Street Partners CLO XXIII, Ser 2021-23A 04/25/34 (D)	39,000,000	26,828,100
Blue Ridge CLO II, Ser 2014-2A, Cl E 6.041%, ICE LIBOR USD 3 Month + 5.800% 07/18/26 (A)(C)	8,329,004	—
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (D)	55,000,000	36,135,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (C)(D)	20,000,000	12,600,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 7.579%, ICE LIBOR USD 3 Month + 3.500% 10/15/29 (A)(C)	5,000,000	4,450,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 9.762%, ICE LIBOR USD 3 Month + 7.250% 10/15/29 (A)(C)	14,464,000	12,149,760
Cathedral Lake VII, Ser 2021-7RA, Cl E 10.282%, 01/15/32	4,000,000	3,320,000
Eaton Vance CLO, Ser 2020-1A, Cl SUB 10/15/34 (C)(D)	22,785,000	16,746,975
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (C)(D)	14,400,000	1,944,000
Elevation CLO, Ser 2017-2A, Cl ER 10.475%, TSFR3M + 6.612% 10/15/29 (A)(C)	7,500,000	6,243,370
Elevation CLO, Ser 2017-2A, Cl FR 12.765%, TSFR3M + 8.902% 10/15/29 (A)(C)	8,550,000	7,181,460
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (C)(D)	40,850,000	15,110,415
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 9.659%, 01/22/31	15,700,000	12,905,400
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (C)(D)	17,210,000	11,501,443
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (D)	1,043,735	449,597

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value	Fair Value

LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (D)	$21,240,000	$15,302,655
LCM CLO, Ser 2020-31A, Cl INC 01/20/32 (D)	5,187,000	3,579,030
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (C)(D)	25,988,000	12,474,240
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 8.633%, ICE LIBOR USD 3 Month + 5.850% 01/25/30 (A)(C)	17,100,000	13,680,000
Mountain View CLO, Ser 2017-1A, Cl DR 8.069%, ICE LIBOR USD 3 Month + 4.150% 10/12/30 (A)(C)	2,000,000	1,680,000
Mountain View CLO, Ser 2017-1A, Cl ER 11.619%, ICE LIBOR USD 3 Month + 7.700% 10/12/30 (A)(C)	10,000,000	7,000,000
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 12.559%, ICE LIBOR USD 3 Month + 8.480% 10/15/29 (A)(C)	5,100,000	3,803,652
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (C)(D)	5,900,000	1,858,500
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (C)(D)	92,000	58,420
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (C)(D)	331,457	210,475
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (C)(D)	18,000,000	10,260,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (A)(C)	800,000	608,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (C)(D)	4,050,000	2,584,305
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF 10/20/32 (D)	108,125	38,925
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB 10/20/32 (D)	14,719,000	9,935,325
OCP CLO, Ser 2017-4A, Cl ER 12.175%, ICE LIBOR USD 3 Month + 7.850% 04/24/29 (A)(C)	8,250,000	5,836,875
OCP CLO, Ser 2017-6A, Cl ER 12.139%, ICE LIBOR USD 3 Month + 8.060% 10/17/30 (A)(C)	10,800,000	8,387,280
OCP CLO, Ser 2021-21A, Cl SUB 07/20/31 (D)	20,597,000	15,647,541
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (C)(D)	36,999,000	21,829,410
TCW CLO, Ser 2018-1A 8.833%, 04/25/31	1,100,000	968,000
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (C)(D)	29,703,000	17,013,878
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (C)(D)	28,463,000	17,362,430
TCW CLO, Ser 2020-1A 9.460%, 04/20/34	9,600,000	8,640,000
TCW CLO, Ser 2020-1A, Cl SUB 04/20/28 (D)	41,625,000	23,726,250
TCW CLO, Ser 2021-1A, Cl ERR 9.586%, ICE LIBOR USD 3 Month + 6.780% 10/29/34 (A)(C)	7,000,000	5,740,000
TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (C)(D)	9,250,000	6,012,500
TCW CLO, Ser 2022-1A, Cl E 10.950%, TSFR3M + 6.890% 04/22/33 (A)(C)	8,000,000	6,800,000
TCW CLO, Ser 2022-2A, Cl ER 10.613%, TSFR3M + 6.650% 10/20/32 (A)(C)	8,250,000	7,260,000
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (C)(D)	6,500,000	650
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (C)(D)	11,620,000	3,137,400
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (C)(D)	10,526,000	2,315,720

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value	Fair Value

Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (C)(D)	$56,700,000	$14,742,000
Voya CLO, Ser 2018-3A, Cl ER 12.743%, ICE LIBOR USD 3 Month + 8.500% 10/20/31 (A)(C)	18,400,000	15,076,128
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (C)(D)	4,300,000	2,623,000
Voya CLO, Ser 2019-2A, Cl DR 11.337%, ICE LIBOR USD 3 Month + 7.110% 07/19/28 (A)(C)	1,000,000	714,800
Voya CLO, Ser 2020-2A 07/31/31 (D)	41,288,000	34,776,346
Voya CLO, Ser 2021-2A 10/20/34 (D)	25,350,000	18,077,541
Voya CLO, Ser 2021-3A, Cl SUB 01/20/35 (C)(D)	31,600,000	23,276,560
Zohar III, Ser 2007-3A, Cl A2 0.740%, ICE LIBOR USD 3 Month + 0.550% 04/15/19 (A)(C)	90,000,000	—
Zohar III, Ser 2007-3A, Cl A3 0.940%, ICE LIBOR USD 3 Month + 0.750% 04/15/19 (A)(C)	56,000,000	—

		687,914,730

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (C)(D)	12,500,000	1,250

JERSEY — 1.2%
Saranac CLO I, Ser 2017-1A, Cl ER 10.466%, ICE LIBOR USD 3 Month + 7.700% 07/26/29 (A)(C)	18,000,000	13,500,000
Saranac CLO VII, Ser 2017-2A, Cl ER 9.704%, ICE LIBOR USD 3 Month + 6.720% 11/20/29 (A)(C)	7,750,000	6,045,000

		19,545,000

UNITED STATES — 60.4%
Ares XXXIV CLO, Ser 2020-2A, Cl FR 11.340%, ICE LIBOR USD 3 Month + 8.600% 04/17/33 (A)(C)	11,250,000	7,875,000
B&M CLO, Ser 2014-1A, Cl E 8.490%, ICE LIBOR USD 3 Month + 5.750% 04/16/26 (A)(C)	984,722	59,083
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (C)(D)	12,746,000	350,515
Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (C)(D)	38,324,300	24,144,309
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (C)(D)	46,533,517	23,964,761
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (D)	47,870,000	36,620,550
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (C)(D)	17,100,000	11,115,000
Battalion CLO XXIV Warehouse Note (D)	28,750,000	27,312,500
Battery Park CLO II, Ser 2022-1A, Cl C 8.630%, TSFR3M + 4.450% 10/20/35 (A)(C)	2,500,000	2,434,777
Battery Park CLO II, Ser 2022-1A, Cl D 9.860%, TSFR3M + 5.680% 10/20/35 (A)(C)	500,000	465,249
Benefit Street Partners CLO, Ser 2015-VIB, Cl E 10.070%, 07/20/34	5,000,000	4,155,810
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (C)(D)	23,450,000	4,690,000
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR 10.629%, ICE LIBOR USD 3 Month + 6.550% 07/15/29 (A)(C)	14,600,000	11,603,000
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 10.843%, ICE LIBOR USD 3 Month + 6.600% 07/20/29 (A)(C)	3,000,000	2,580,000
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR 11.443%, ICE LIBOR USD 3 Month + 7.200% 01/20/32 (A)(C)	2,600,000	2,268,500
Benefit Street Partners CLO IX 07/20/25 (C)(D)	22,625,000	9,615,625

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value	Fair Value

Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (C)(D)	$68,733,000	$24,916,537
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (D)	36,750,000	132,300
Benefit Street Partners CLO X, Ser 2016-10A 9.460%, 04/20/34	3,250,000	2,738,125
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (C)(D)	40,364,000	11,705,560
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (C)(D)	37,334,000	19,413,680
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (C)(D)	32,470,000	25,885,084
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (C)(D)	24,594,750	20,671,887
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl F 12.931%, TSFR3M + 10.440% 07/20/35 (A)(C)	475,000	460,750
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB 07/20/35 (C)(D)	18,400,000	16,035,600
Bighorn X Warehouse Note (D)	7,000,000	7,000,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (C)(D)	18,200,000	2,730,000
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (C)(D)	42,982,000	13,754,240
Cathedral Lake V, Ser 2018-5A, Cl E 10.343%, ICE LIBOR USD 3 Month + 6.100% 10/21/30 (A)(C)	9,000,000	7,290,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (C)(D)	30,838,000	9,559,780
Elevation CLO, Ser 2018-10A, Cl E 10.533%, ICE LIBOR USD 3 Month + 6.290% 10/20/31 (A)(C)	14,000,000	12,160,357
Elevation CLO, Ser 2018-8A, Cl F 12.218%, ICE LIBOR USD 3 Month + 7.860% 10/25/30 (A)(C)	6,650,000	5,201,805
Elevation CLO, Ser 2021-12A, Cl E 11.513%, ICE LIBOR USD 3 Month + 7.270% 04/20/32 (A)(C)	2,000,000	1,567,400
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (C)(D)	32,718,000	10,142,580
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E 8.833%, ICE LIBOR USD 3 Month + 6.050% 01/25/27 (A)(C)	13,423,832	13,021,117
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl C1 10/18/33 (D)	900,000	900,000
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl D 10/18/33 (D)	900,000	882,000
Great Lakes CLO, Ser 2014-1A, Cl ER 10.012%, 10/15/29	10,378,000	8,613,740
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (C)(D)	24,580,042	10,913,539
Great Lakes CLO, Ser 2018-1A, Cl ER 10.100%, ICE LIBOR USD 3 Month + 7.360% 01/16/30 (A)(C)	17,689,000	14,460,758
Great Lakes CLO, Ser 2018-1A, Cl FR 12.740%, ICE LIBOR USD 3 Month + 10.000% 01/16/30 (A)(C)	6,517,000	4,936,627
Ivy Hill IV Warehouse Note 07/03/21 (D)(E)	85,000,000	73,950,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/33 (C)(D)	19,066,500	9,533,250
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR 12.258%, TSFR3M + 8.220% 04/23/34 (A)(C)	5,000,000	3,684,930
Ivy Hill Middle Market Credit Fund VII 11.130%, 10/20/33	19,500,000	15,600,000
Ivy Hill Middle Market Credit Fund XII 10.880%, 07/20/29	30,000,000	21,695,418
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/33 (C)(D)	11,695,868	8,930,111

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value	Fair Value

Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 9.810%, ICE LIBOR USD 3 Month + 7.070% 04/18/30 (A)(C)	$15,555,000	$12,599,550
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (C)(D)	1,667,000	1,091,885
Ivy Hill Middle Market Credit Fund XVIII 10.509%, 04/22/33	5,000,000	3,651,258
Lake Shore CLO, Ser 2019-1A, Cl ER 11.482%, 04/15/33	14,550,000	11,277,557
Longfellow Place CLO, Ser 2017-1A, Cl ERR 11.779%, ICE LIBOR USD 3 Month + 7.700% 04/15/29 (A)(C)	4,000,000	3,044,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR 12.579%, ICE LIBOR USD 3 Month + 8.500% 04/15/29 (A)(C)	7,369,173	3,758,278
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (C)(D)	27,710,000	23,960,283
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 11.575%, ICE LIBOR USD 3 Month + 7.250% 07/22/28 (A)(C)	7,500,000	6,825,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (C)(D)	19,868,600	6,755,324
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (C)(D)	26,625,000	9,851,250
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (C)(D)	15,000,000	6,900,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (C)(D)	16,000,000	6,560,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (C)(D)	13,600,000	7,752,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (C)(D)	12,000,000	5,760,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (A)(C)	295,867	94,677
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (C)(D)	18,300,000	11,713,830
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (A)(C)	1,325,406	960,919
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (C)(D)	8,625,000	5,606,250
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(C)	111,146	72,245
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F 12.743%, ICE LIBOR USD 3 Month + 8.500% 04/20/33 (A)(C)	5,000,000	3,950,000
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (D)	15,147,625	9,613,930
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (D)	8,865,375	6,053,059
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (D)	13,119,000	8,981,160
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E 9.910%, ICE LIBOR USD 3 Month + 7.200% 01/20/27 (A)(C)	5,250,000	5,223,750
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (C)(D)	50,029,000	20,161,687
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 7.823%, ICE LIBOR USD 3 Month + 3.580% 04/20/30 (A)(C)	5,300,000	4,362,599
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 11.623%, ICE LIBOR USD 3 Month + 7.380% 04/20/30 (A)(C)	12,600,000	9,673,335
Ocean Trails CLO 8, Ser 2021-8A, Cl ER 9.962%, ICE LIBOR USD 3 Month + 7.450% 07/15/34 (A)(C)	3,500,000	2,730,000
Ocean Trails CLO IX, Ser 2021-9A, Cl ER 11.529%, ICE LIBOR USD 3 Month + 7.450% 10/15/34 (A)(C)	10,000,000	7,800,000
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (C)(D)	11,500,000	5,833,950
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (C)(D)	16,333,000	7,023,190

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

Description	Par Value/Shares	Fair Value

OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (C)(D)	$9,000,000	$5,652,000
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (C)(D)	15,000,000	11,049,000
OCP CLO, Ser 2020-19A, Cl SUB 10/20/34 (C)(D)	9,300,000	8,184,000
Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (C)(D)	14,200,000	9,514,000
Rad CLO Warehouse Note (D)	9,950,000	8,568,940
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (D)	19,200,000	576,000
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/34 (C)(D)	15,750,000	9,765,000
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (D)	10,000,000	6,650,000
Shackleton CLO, Ser 2021-16A, Cl E 11.203%, ICE LIBOR USD 3 Month + 6.960% 10/20/34 (A)(C)	13,230,000	10,451,700
Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (C)(D))	25,230,000	13,750,350
Shackleton CLO Warehouse Note (D)	43,750,000	34,037,500
Telos CLO, Ser 2018-5A, Cl ER 10.639%, ICE LIBOR USD 3 Month + 6.560% 04/17/28 (A)(C)	24,500,000	21,560,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (C)(D)	38,760,000	18,604,800
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (C)(D)	26,039,000	9,374,040
Venture 45 CLO, Ser 2022-45A, Cl E 11.663%, TSFR3M + 7.700% 07/20/35 (A)(C)	2,000,000	1,800,000
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (C)(D)	21,122,000	7,603,920
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (D)	30,312,000	21,369,960

		965,894,030

Total Asset-Backed Securities (Cost $1,439,504,836)		1,673,355,010

CASH EQUIVALENT (F) (G) — 1.1%

UNITED STATES — 1.1%
SEI Daily Income Trust Government Fund, Cl F, 2.569%	17,618,199	17,618,199

Total Cash Equivalent (Cost $17,618,199)		17,618,199

Total Investments — 105.7% (Cost $1,457,123,035)		$1,690,973,209

Percentages based on Limited Partners’ Capital of $1,600,020,362.

Transactions with affiliated funds during the period ended September 30, 2022 are as follows:

	Value of Shares Held as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2022	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$59,055,146	$397,049,852	($438,486,799)	$—	$17,618,199	$159,011

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2022

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities considered illiquid. The total value of such securities as of September 30, 2022 was $1,673,355,010 and represented 104.6% of Partners’ Capital.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2022, the market value of Rule 144A positions amounted to $1,114,198,002 or 69.6% of Limited Partners’ Capital.

(D)	Represents equity/residual investments for which estimated effective yields are applied.
(E)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2022 was $73,950,000 and represents 4.6% of Limited Partners’ Capital.

(F)	Rate shown is the 7-day effective yield as of September 30, 2022.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,673,355,010	$1,673,355,010
Cash Equivalent	17,618,199	—	—	17,618,199

Total Investments in Securities	$17,618,199	$—	$1,673,355,010	$1,690,973,209

(1)	Of the $1,673,355,010 in Level 3 securities as of September 30, 2022, $1,599,405,010 was valued via third party pricing vendors and broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3 Securities
Beginning balance as of January 1, 2022	$2,037,975,809
Accrued discounts/premiums	(2,083,357)
Realized gain/(loss)	44,035,947
Change in unrealized appreciation/(depreciation)	(194,991,422)
Proceeds from sales	(372,842,417)
Purchases	161,260,450

Ending balance as of March 31, 2022	$1,673,355,010

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(185,889,743)

For the period ended September 30, 2022, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.